6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details 1) - Notes Receivables [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets
Beginning balance	R$ (503,848)	R$ (508,848)
(Additions) Reversals	(12,137)	(23,899)
Write-offs	19,451	44,039
Exchange rate variation	(109,406)	(15,140)
Ending balance	R$ (605,940)	R$ (503,848)